Revenue Recognition - Contract Balances (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Capitalized Contract Cost [Line Items]
Contract with customer, deferred revenue, revenue recognized	$ 21,196	$ 175,326
MSGE SPINCO, INC [Member]
Capitalized Contract Cost [Line Items]
Contract with customer, deferred revenue, revenue recognized			$ 143,422
Receivables from contracts with customers, net
Capitalized Contract Cost [Line Items]
Contracts with customers, assets, net	139,719	139,719	106,664
Receivables from contracts with customers, net | MSGE SPINCO, INC [Member]
Capitalized Contract Cost [Line Items]
Contracts with customers, assets, net			106,664	$ 72,978	$ 52,839
Contract assets, current
Capitalized Contract Cost [Line Items]
Contracts with customers, assets, net	7,548	7,548	5,503
Contract assets, current | MSGE SPINCO, INC [Member]
Capitalized Contract Cost [Line Items]
Contracts with customers, assets, net			5,503	7,052	3,850
Deferred revenue, including non-current portion
Capitalized Contract Cost [Line Items]
Deferred revenue, including non-current portion	258,347	258,347	203,256
Deferred revenue, including non-current portion | MSGE SPINCO, INC [Member]
Capitalized Contract Cost [Line Items]
Deferred revenue, including non-current portion			203,256	199,041	182,632
Net related party receivables | Affiliated Entity
Capitalized Contract Cost [Line Items]
Contracts with customers, assets, net	$ 9,077	$ 9,077	4,163
Net related party receivables | Affiliated Entity | MSGE SPINCO, INC [Member]
Capitalized Contract Cost [Line Items]
Contracts with customers, assets, net			$ 4,163	$ 5,172	$ 2,966